Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 160,317,000	$ 2,930,000	$ 373,284,000	$ 5,850,000	$ 161,698,417	$ 10,349,636
Restaurant operating expenses:
Total commodity operating expenses	154,577,000		360,406,000		146,037,204
Total restaurant operating expenses	2,664,000	3,035,000	5,129,000	6,124,000	11,270,052	9,055,119
Depreciation and amortization expenses	441,000	489,000	1,074,000	965,000	2,015,048	1,206,505
Impairment of intangible asset					347,110	1,139,908
Impairment of goodwill						86,348
Franchise advertising fund expenses	20,000	16,000	36,000	34,000	80,536	188,539
Preopening expenses			36,000		116,728	31,829
Post-closing expenses	19,000		113,000		197,101
Stock-based consulting expenses	1,068,000		4,427,000		3,601,987
Sales, general and administrative expenses	1,888,000	1,127,000	4,030,000	2,451,000	6,149,801	8,088,682
Total costs and expenses	160,677,000	4,667,000	375,251,000	9,574,000	169,815,567	19,796,930
Loss from operations	(360,000)	(1,737,000)	(1,967,000)	(3,724,000)	(8,117,150)	(9,447,294)
Other Income:
Other income / (expense)	251,000	(15,000)	251,000	(34,000)	44,944	(9,097)
Interest expense, net	(22,000)	(10,000)	(19,000)	(28,000)	(6,730)	(69,514)
Change in fair value of accrued compensation	324,000		865,000			127,500
Gain on debt extinguishment				140,000	141,279	1,228,308
Total other income, net	553,000	(25,000)	1,097,000	78,000	179,493	1,277,197
Loss Before Income Tax	193,000	(1,762,000)	(870,000)	(3,646,000)	(7,937,657)	(8,170,097)
Income tax	3,000	12,000	6,000	14,000	24,771	6,033
Net loss	$ 190,000	$ (1,774,000)	$ (876,000)	$ (3,660,000)	$ (7,962,428)	$ (8,176,130)
Net Loss Per Share:
Basic	$ 0.01	$ (0.06)	$ (0.03)	$ (0.13)	$ (0.28)	$ (0.50)
Diluted	$ 0.01	$ (0.06)	$ (0.03)	$ (0.13)	$ (0.28)	$ (0.50)
Weighted average Number of Common Shares Outstanding:
Basic	33,362,887	28,668,116	31,407,362	28,235,052	28,558,586	16,467,393
Diluted	33,567,719	28,668,116	31,407,362	28,235,052	28,558,586	16,467,393
Commodity Sales [Member]
Revenues:
Total revenues	$ 157,559,000		$ 367,925,000		$ 150,585,644
Company Restaurant Net Sales [Member]
Revenues:
Total revenues	2,487,000	2,751,000	4,788,000	5,445,000	10,300,394	9,320,920
Franchise Royalties and Fees [Member]
Revenues:
Total revenues	238,000	163,000	522,000	371,000	726,854	778,181
Franchise Advertising Fund Contributions [Member]
Revenues:
Total revenues	20,000.0	16,200	36,000.0	34,300	80,536	188,539
Other Revenue [Member]
Revenues:
Total revenues	13,000.0		13,000.0		4,989	61,996
Commodity Cost [Member]
Restaurant operating expenses:
Total commodity operating expenses	153,240,000		358,295,000		145,671,454
Labor One [Member]
Restaurant operating expenses:
Total commodity operating expenses	852,000		1,472,000		346,750
Other Commodity Operating Expenses [Member]
Restaurant operating expenses:
Total commodity operating expenses	485,000		639,000		19,000
Food and Beverage Costs [Member]
Restaurant operating expenses:
Total restaurant operating expenses	867,000	1,117,000	1,706,000	2,143,000	3,940,321	3,532,907
Labor Two [Member]
Restaurant operating expenses:
Total restaurant operating expenses	956,000	903,000	1,836,000	1,976,000	3,844,140	1,917,979
Rent [Member]
Restaurant operating expenses:
Total restaurant operating expenses	290,000	327,000	564,000	667,000	1,190,903	1,261,096
Other Restaurant Operating Expenses [Member]
Restaurant operating expenses:
Total restaurant operating expenses	$ 551,000	$ 688,000	$ 1,023,000	$ 1,338,000	$ 2,294,688	$ 2,343,137